Investments Accounted for Using the Equity Method	12 Months Ended
Dec. 31, 2022
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Investments Accounted for Using the Equity Method

14.	INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD

	December 31
	2021	2022
	NT$	NT$	US$ (Note 4)

Investments in associates	$16,500,670	$14,163,995	$460,918
Investments in joint ventures	495,930	515,351	16,770

	$16,996,600	$14,679,346	$477,688

a.	Investments in associates

1)	Investments in associates accounted for using the equity method that was not individually material consisted of the following:

		Operating	Carrying Amount as of December 31
Name of Associate	Main Business	Location	2021	2022
			NT$	NT$	US$ (Note 4)

Yann Yuan Investment Co., Ltd. (“Yann Yuan”)	Engaged in investing activities	R.O.C.	$9,873,978	$7,494,541	$243,884
ChipMOS Technologies Inc. (“ChipMOS”)	Engaged in the packaging and testing of semiconductors	R.O.C.	2,717,250	2,748,810	89,450
M-Universe Investments Pte. Ltd. (“MU”)	Investment company	Singapore	1,859,542	2,090,663	68,033
Hung Ching Development & Construction Co. (“HC”)	Engaged in the development, construction and leasing of real estate properties	R.O.C.	1,828,921	1,597,745	51,993
Hung Ching Kwan Co. (“HCK”)	Engaged in the leasing of real estate properties	R.O.C.	258,757	244,516	7,957
Chipletz, Inc. (“CHIPLETZ”)	Fabless substrate design house	U.S.A.	210,937	145,640	4,739
Questyle Audio Engineering Co., Ltd. (“QUESTYLE”)	Engaged in the research and development on technology and sales of electronic products, digital products, audio equipment and spare parts, domestic trading; import and export business	China	—	88,189	2,870
Deca Technologies Inc. (“DECA”)	Holding company with group engaged in the development of wafer level packaging and interconnect technology	U.S.A.	51,434	54,040	1,759

			16,800,819	14,464,144	470,685
	Less: Deferred gain on transfer of land		300,149	300,149	9,767

			$16,500,670	$14,163,995	$460,918

2)	At each balance sheet date, the total percentages of ownership held by the Group were as follows:

	December 31
	2021	2022

Yann Yuan	29.45%	27.94%
ChipMOS	10.85%	10.85%
MU	42.23%	42.23%
HC	26.22%	26.22%
HCK	27.31%	27.31%
CHIPLETZ	20.82%	20.82%
DECA	17.85%	17.85%
QUESTYLE	—	6.67%

3)
In
June 2022, the Group’s subsidiary, SPIL, subscribed for additional new shares of Yann Yuan at a percentage different from its existing ownership percentage, which led to a decrease in the Group’s percentage of ownership in Yann Yuan to
27.94%.

4)
In November 2022, the Group’s subsidiary, USISH
,
invested RMB20,000 thousand to obtain 6.67%
ownership of QUESTYLE. The Group considered it has significant influence over QUESTYLE since it involves in making significant decisions by participating in QUESTYLE’s board meeting.

5)
At the end of 2022, the Group evaluated the recoverable amount of its investment in CHIPLETZ by using the value in use. The recoverable amount was lower than the carrying amount and, therefore, the Group recognized an impairment loss of NT$61,206 thousand (US$1,992 thousand) under the line item of other gains and losses (Note 25).
The value in use of its investment in CHIPLETZ was the present value of cash flow projections made by CHIPLETZ’s management with a discount rate of
22.2% at the end of 2022.

6)	Fair values (Level 1) of investments in associates with available published price quotation are summarized as follows:

	December 31
	2021	2022
	NT$	NT$	US$ (Note 4)

ChipMOS	$3,835,045	$2,643,498	$86,023

HC	$2,141,249	$1,420,636	$46,230

7)	Aggregate information of associates that are not individually material

	For the Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$	US$ (Note 4)

The Group’s share of:
Net inco m e	$545,833	$872,697	$1,083,538	$35,260
Other comprehensive income (loss)	2,784,094	3,624,403	(3,082,307)	(100,303)

Total comprehensive income (loss)	$3,329,927	$4,497,100	$(1,998,769)	$(65,043)

b.	Investments in joint ventures

1)	Investment in joint ventures that was not individually material and accounted for using the equity method consisted of the following:

		Operating	Carrying Amount as of December 31
Name of Joint Venture	Main Business	Location	2021	2022
			NT$	NT$	US$ (Note 4)

SUMA-USI Electronics Co., Ltd. (“SUMA-USI”)	Engaged in the design and production of electronic products	China	$495,930	$488,760	$15,905
MUtek Electronics Co., Ltd. (“MUtek”)	Engaged in the production and wholesale of electronic products	R.O.C.	—	26,591	865

			$495,930	$515,351	$16,770

2)	At each balance sheet date, the percentages of ownership held by the Group’s subsidiary were as follows:

	December 31
	2021	2022

SUMA-USI	49.00%	49.00%
MUtek	—	49.00%
UGTW entered into a joint venture agreement with Merry Electronics Co., Ltd. in July 2020 and established MUtek with a ownership of
 49.00%
in July 2022. Based on the joint venture agreement, both investors jointly lead the relevant operation activities of MUtek, which resulted in that the investment in MUtek was accounted for using the equity method.
In January 2023, UGKS entered into a shares transfer agreement with Cancon Information Industry Co., Ltd. to transfer its
49.00%
ownership of SUMA-USI based on its business operation strategy. The transfer price was
 RMB110,880
 thousand. After the completion of shares transfer, the Group will no longer hold ownership of SUMA-USI.

3)	Aggregate information of joint ventures that were not individually material

	For the Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$	US$ (Note 4)

The Group’s share of:
Net income	$1,780	$27,003	$101,839	$3,314
Other comprehensive income	3,881	—	—	—

Total comprehensive income	$5,661	$27,003	$101,839	$3,314